NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 72.6%
	AEROSPACE & DEFENSE - 1.0%
145,000	Redwire Corporation(a)	$1,551,500

	ASSET MANAGEMENT - 5.8%
38,000	Blackstone, Inc.	5,443,120
31,500	KKR & Company, Inc.	3,456,180
		8,899,300
	BANKING - 7.1%
92,500	Bank of America Corporation	5,729,450
15,000	JPMorgan Chase & Company	5,340,300
		11,069,750
	BEVERAGES - 1.2%
60,000	Celsius Holdings, Inc.(a)	1,887,000

	BIOTECH & PHARMA - 3.8%
17,000	AbbVie, Inc.	4,359,140
19,000	Zoetis, Inc.	1,464,900
		5,824,040
	E-COMMERCE DISCRETIONARY - 3.4%
20,000	Amazon.com, Inc.(a)	5,195,400

	ELECTRICAL EQUIPMENT - 4.4%
295,000	Orion Energy Systems, Inc.(a)(b)	6,780,575

	ENTERTAINMENT CONTENT - 2.7%
30,777	Sphere Entertainment Company(a)	4,194,905

	INDUSTRIAL REIT - 3.0%
75,000	Industrial Logistics Properties Trust	619,125
27,000	Innovative Industrial Properties, Inc.	1,536,840
40,000	LXP Industrial Trust	2,428,400
		4,584,365
	INTERNET MEDIA & SERVICES - 3.4%
15,500	Alphabet, Inc., Class A	5,259,925

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 72.6% (Continued)
	LEISURE FACILITIES & SERVICES - 4.3%
66,000	Madison Square Garden Entertainment Corporation(a)	$5,127,540
11,000	Vail Resorts, Inc.	1,506,010
		6,633,550
	MULTI ASSET CLASS REITS - 1.1%
180,000	Global Net Lease, Inc.	1,652,400

	OIL & GAS PRODUCERS - 6.4%
145,000	Energy Transfer, L.P.	3,118,950
19,000	ExxonMobil Holdings Corporation	3,058,050
115,000	Kinder Morgan, Inc.	3,707,600
		9,884,600
	RETAIL - CONSUMER STAPLES - 1.4%
13,000	Target Corporation	2,091,440

	RETAIL - DISCRETIONARY - 1.7%
17,500	Boot Barn Holdings, Inc.(a)	2,636,025

	RETAIL REIT - 1.2%
31,000	Realty Income Corporation	1,899,680

	SEMICONDUCTORS - 7.2%
12,900	Advanced Micro Devices, Inc.(a)	6,072,287
5,000	NVIDIA Corporation	1,103,900
24,000	Qualcomm, Inc.	4,091,520
		11,267,707
	SPECIALTY REIT - 1.9%
50,000	EPR Properties	2,935,500

	TECHNOLOGY HARDWARE - 5.8%
17,300	Apple, Inc.	5,481,505
32,000	Cisco Systems, Inc.	3,535,680
		9,017,185

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 72.6% (Continued)
	TECHNOLOGY SERVICES - 2.4%
29,000	Paychex, Inc.	$3,692,860

	TOBACCO & CANNABIS - 0.9%
175,000	Green Thumb Industries, Inc.(a)	1,352,750

	WHOLESALE - DISCRETIONARY - 2.5%
62,800	Acme United Corporation	3,913,696

	TOTAL COMMON STOCKS (Cost $43,482,594)	112,224,153

	PREFERRED STOCKS — 5.4%
	ASSET MANAGEMENT — 0.6%
45,000	Compass Diversified Holdings - Series B, 7.8750%	1,002,150

	BANKING — 1.7%
31,000	Bank of Hawaii Corporation, 8.0000%	810,340
32,000	First Busey Corporation, 8.2500%	825,600
35,000	Wintrust Financial Corporation, 7.875%	916,650
		2,552,590
	COMMERCIAL SUPPORT SERVICES — 0.6%
87,000	Star Equity Holdings, Inc., 10.0000%	865,650

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
33,000	EPR Properties - Series C, 5.7500%	865,260
25,000	Lexington Realty Trust - Series C, 6.5000%	1,229,750
		2,095,010
	SOFTWARE — 1.1%
18,000	Strategy, Inc. - Series A, 10.500%	1,747,800

	TOTAL PREFERRED STOCKS (Cost $7,962,931)	8,263,200

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 1.6%
	ASSET MANAGEMENT — 0.9%
1,000,000	WisdomTree, Inc.	4.6250	08/15/30	$1,449,200

	LEISURE PRODUCTS — 0.7%
1,133,000	Winnebago Industries, Inc.	3.2500	01/15/30	1,049,158

	TOTAL CONVERTIBLE BONDS (Cost $2,125,490)			2,498,358

	CORPORATE BONDS — 15.2%
	AEROSPACE & DEFENSE — 0.4%
650,000	TransDigm, Inc.	4.6250	01/15/29	638,702

	ASSET MANAGEMENT — 0.8%
1,200,000	Blue Owl Capital Corporation	5.9500	03/15/29	1,198,881

	BANKING — 0.8%
1,250,000	Wintrust Financial Corporation	4.8500	06/06/29	1,240,466

	BIOTECH & PHARMA — 0.8%
1,200,000	Elanco Animal Health, Inc.	6.4000	08/28/28	1,231,608

	CONSUMER SERVICES — 0.9%
1,400,000	Carriage Services, Inc.	4.2500	05/15/29	1,342,931

	ENGINEERING & CONSTRUCTION — 0.8%
1,250,000	Brundage-Bone Concrete Pumping Holdings, Inc.(c)	7.5000	02/01/32	1,284,197

	HOME & OFFICE PRODUCTS — 2.3%
1,500,000	ACCO Brands Corporation(c)	4.2500	03/15/29	1,413,070
800,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	801,321
1,300,000	Steelcase, Inc.	5.1250	01/18/29	1,265,342
				3,479,733

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.2% (Continued)
	HOUSEHOLD PRODUCTS — 1.1%
800,000	Energizer Holdings, Inc.	4.7500	06/15/28	$793,551
1,000,000	Energizer Holdings, Inc. (c)	6.0000	09/15/33	959,148
				1,752,699
	INSURANCE — 0.8%
1,200,000	Horace Mann Educators Corporation	4.7000	10/01/30	1,172,534

	LEISURE FACILITIES & SERVICES — 3.2%
1,200,000	Carnival Corporation	6.6500	01/15/28	1,222,164
1,200,000	Churchill Downs, Inc.(c)	4.7500	01/15/28	1,192,358
1,200,000	Lindblad Expeditions, LLC(c)	7.0000	09/15/30	1,236,668
1,200,000	Vail Resorts, Inc.	5.6250	07/15/30	1,198,780
				4,849,970
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,800,000	Embecta Corporation(c)	6.7500	02/15/30	1,490,706

	METALS & MINING — 0.8%
1,200,000	Compass Minerals International, Inc.(c)	8.0000	07/01/30	1,255,070

	RETAIL - DISCRETIONARY — 0.7%
1,150,000	BlueLinx Holdings, Inc.(c)	6.0000	11/15/29	1,146,909

	SPECIALTY FINANCE — 0.8%
1,250,000	EZCORP, Inc.(c)	7.3750	04/01/32	1,302,798

	TOTAL CORPORATE BONDS (Cost $23,671,448)			23,387,204

	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY BILLS — 4.5%
1,000,000	United States Treasury Bill(d)	2.4400	09/03/26	999,800
2,000,000	United States Treasury Bill(d)	3.6300	10/01/26	1,993,860
2,000,000	United States Treasury Bill(d)	3.8700	01/07/27	1,973,019
1,000,000	United States Treasury Bill(d)	3.9000	01/21/27	984,966

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5% (Continued)
	U.S. TREASURY BILLS — 4.5% (Continued)
1,000,000	United States Treasury Bill(d)	3.9500	02/18/27	$981,849
				6,933,494
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,934,248)			6,933,494

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
802,675	First American Treasury Obligations Fund, Class X, 3.59%(e) (Cost $802,675)			802,675

	TOTAL INVESTMENTS - 99.8% (Cost $84,979,386)			$154,109,084
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			258,606
	NET ASSETS - 100.0%			$154,367,690

LLC	- Limited Liability Company

L.P.	- Limited Partnership

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% outstanding voting securities of this security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the total market value of Rule 144A securities is $11,280,924 or 7.3% of net assets.

(d)	Zero coupon bond. Rate disclosed is the current yield as of August 31, 2026.

(e)	Rate disclosed is the seven day effective yield as of August 31, 2026.